Share-based compensation - Schedule of Assumptions to Calculate Fair Value of Stock Appreciation Rights (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Average expected term	3 years 9 months 18 days	1 year 6 months
Expected volatility	39.73%	40.12%
Dividend yield	4.97%	5.74%
Average risk free rate	0.50%	0.47%